Unsecured Convertible Loan Notes and Derivative Financial Instruments - Convertible Notes Presented in Consolidated Balance Sheet (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Fair value gain	$ (44,932,773)	$ (47,977,520)
Ending Balance	$ 35,077,588	63,220,501
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Initial recognition		27,640,052
Costs of issue of convertible notes		(43,614)
Interest expense		957,772
Fair value gain		(30,752,830)
Ending Balance		28,554,210
Derivative Financial Instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Initial recognition		2,359,948
Costs of issue of convertible notes		(3,724)
Fair value gain		(1,525,320)
Effect of foreign currency movements		35,374
Ending Balance		$ 866,278